Annual Total Returns [BarChart] - Nuveen Nebraska Municipal Bond Fund - Class A	Sep. 30, 2020
Bar Chart Table:
Annual Return 2010	2.26%
Annual Return 2011	9.83%
Annual Return 2012	7.85%
Annual Return 2013	(5.53%)
Annual Return 2014	11.35%
Annual Return 2015	3.45%
Annual Return 2016	(0.35%)
Annual Return 2017	4.92%
Annual Return 2018	0.14%
Annual Return 2019	6.66%